UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     May 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $76,228 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     1860    67646 SH       SOLE                    53986        0    13660
AEROPOSTALE                    COM              007865108      203     7655 SH       SOLE                     6195        0     1460
AIRGAS INC                     COM              009363102     1526    45124 SH       SOLE                    36294        0     8830
AKAMAI TECHNOLOGIES INC        COM              00971T101     1469    75705 SH       SOLE                    59910        0    15795
AMEDISYS INC                   COM              023436108     1043    37940 SH       SOLE                    30105        0     7835
ASTRAZENECA PLC                SPONSORED ADR    046353108     1009    28462 SH       SOLE                    22297        0     6165
BIOGEN IDEC INC                COM              09062X103     1812    34575 SH       SOLE                    28290        0     6285
BUCKLE INC                     COM              118440106      647    20250 SH       SOLE                    16020        0     4230
CATALYST HEALTH SOLUTIONS IN   COM              14888B103     1162    58605 SH       SOLE                    47310        0    11295
CERNER CORP                    COM              156782104     1120    25470 SH       SOLE                    18895        0     6575
CHEVRON CORP NEW               COM              166764100     1860    27666 SH       SOLE                    21656        0     6010
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1585    76250 SH       SOLE                    58860        0    17390
DIRECTV GROUP INC              COM              25459L106     1747    76670 SH       SOLE                    61850        0    14820
DOLBY LABORATORIES INC         COM              25659T107     1670    48965 SH       SOLE                    37610        0    11355
DXP ENTERPRISES INC NEW        COM NEW          233377407      335    32410 SH       SOLE                    25170        0     7240
EMCOR GROUP INC                COM              29084Q100     1488    86680 SH       SOLE                    68085        0    18595
EXXON MOBIL CORP               COM              30231G102      569     8351 SH       SOLE                     8151        0      200
GENERAL DYNAMICS CORP          COM              369550108     1178    28331 SH       SOLE                    22591        0     5740
HARMONIC INC                   COM              413160102      795   122383 SH       SOLE                   102530        0    19853
HARRIS CORP DEL                COM              413875105     1769    61134 SH       SOLE                    48511        0    12623
HEWLETT PACKARD CO             COM              428236103     1791    55863 SH       SOLE                    44305        0    11557
HORNBECK OFFSHORE SVCS INC N   COM              440543106      868    56935 SH       SOLE                    48255        0     8680
INTERNATIONAL BUSINESS MACHS   COM              459200101     2499    25791 SH       SOLE                    20251        0     5541
ISHARES TR                     S&P 500 INDEX    464287200      260     3270 SH       SOLE                     2170        0     1100
ISHARES TR                     BARCLYS 1-3YR CR 464288646     3857    38997 SH       SOLE                    30685        0     8312
ISHARES TR                     BARCLYS INTER CR 464288638     4048    43000 SH       SOLE                    32885        0    10115
ISHARES TR                     IBOXX INV CPBD   464287242     3151    33480 SH       SOLE                    24245        0     9235
JOHNSON & JOHNSON              COM              478160104     1797    34157 SH       SOLE                    27456        0     6701
KENSEY NASH CORP               COM              490057106      964    45360 SH       SOLE                    39425        0     5935
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1927    32954 SH       SOLE                    26189        0     6765
NATIONAL OILWELL VARCO INC     COM              637071101     1298    45212 SH       SOLE                    37172        0     8040
NII HLDGS INC                  CL B NEW         62913F201      804    53590 SH       SOLE                    44750        0     8840
OCEANEERING INTL INC           COM              675232102     1956    53059 SH       SOLE                    41756        0    11303
OPEN TEXT CORP                 COM              683715106      791    22980 SH       SOLE                    15260        0     7720
ORACLE CORP                    COM              68389X105     2099   116140 SH       SOLE                    89615        0    26525
PHILIP MORRIS INTL INC         COM              718172109      218     6121 SH       SOLE                     6121        0        0
PRICELINE COM INC              COM NEW          741503403     1566    19880 SH       SOLE                    15640        0     4240
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101       69    14125 SH       SOLE                    12025        0     2100
ST JUDE MED INC                COM              790849103     1839    50625 SH       SOLE                    40035        0    10590
STRYKER CORP                   COM              863667101     1219    35810 SH       SOLE                    28350        0     7460
SUPERIOR ENERGY SVCS INC       COM              868157108     1049    81388 SH       SOLE                    68148        0    13240
SYBASE INC                     COM              871130100     2406    79440 SH       SOLE                    63220        0    16220
SYKES ENTERPRISES INC          COM              871237103      695    41780 SH       SOLE                    29370        0    12410
SYNIVERSE HLDGS INC            COM              87163F106     2445   155156 SH       SOLE                   124331        0    30825
TELECOMMUNICATION SYS INC      CL A             87929J103     2221   242245 SH       SOLE                   196635        0    45610
TRIUMPH GROUP INC NEW          COM              896818101      490    12816 SH       SOLE                    10745        0     2071
UNITED TECHNOLOGIES CORP       COM              913017109     1391    32369 SH       SOLE                    25285        0     7084
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3254    41291 SH       SOLE                    36751        0     4540
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3340    43299 SH       SOLE                    37838        0     5461
WAL MART STORES INC            COM              931142103      220     4225 SH       SOLE                     3775        0      450
WESTERN DIGITAL CORP           COM              958102105      849    43885 SH       SOLE                    35565        0     8320